UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5003

Blue Chip Value Fund, Inc.
 (Exact name of registrant as specified in charter)

1225 17th Street, 26th Floor, Denver, Colorado 80202
 (Address of principal executive offices) (Zip code)

Michael P. Malloy
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, Pennsylvania 19103-6996
 (Name and address of agent for service)

Registrant's Telephone Number, including Area Code: (800) 624-4190

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Item 1 - Schedule of Investments.

BLUE CHIP VALUE FUND, INC.
STATEMENT OF INVESTMENTS
September 30, 2005 (Unaudited)
				Market
		Shares	Cost	Value
COMMON STOCKS	108.94%

CAPITAL GOODS	8.32%
Aerospace & Defense	4.58%
General Dynamics Corp.		34,000	3,519,455	4,064,700
Raytheon Co.		80,700	3,048,165	3,068,214
			6,567,620	7,132,914
Electrical Equipment	1.38%
General Electric Co.		63,800	2,285,020	2,148,146

Industrial Products	2.36%
Parker Hannifin Corp.		57,100	4,080,142	3,672,101

TOTAL CAPITAL GOODS			12,932,782	12,953,161

COMMERCIAL SERVICES	5.72%
IT Services	3.52%
Computer Sciences Corp.*+		115,900	5,586,979	5,483,229

Transaction Processing	2.20%
First Data Corp.		85,600	3,429,205	3,424,000

TOTAL COMMERCIAL SERVICES			9,016,184	8,907,229

COMMUNICATIONS	2.56%
Telecomm Equipment & Solutions	2.56%
Nokia Corp.+		235,600	3,695,378	3,983,996

TOTAL COMMUNICATIONS			3,695,378	3,983,996

CONSUMER CYCLICAL	16.57%
Clothing & Accessories	2.82%
TJX Companies Inc.+		214,600	5,028,330	4,395,008

General Merchandise	3.90%
Target Corp.+		117,000	5,874,868	6,075,810

Hotels & Gaming	2.77%
Starwood Hotels & Resorts Worldwide Inc.		75,300	3,620,624	4,304,901

Other Consumer Services	1.10%
Cendant Corp.		82,600	1,794,543	1,704,864

Publishing & Media	4.11%
Viacom Inc. - Class B		73,100	3,395,252	2,413,031
Walt Disney Co.+		165,100	4,163,934	3,983,863
			7,559,186	6,396,894
Restaurants	1.87%
Darden Restaurants Inc.		95,700	2,411,276	2,906,409

TOTAL CONSUMER CYCLICAL			26,288,827	25,783,886

CONSUMER STAPLES	6.04%
Food & Agricultural Products	3.83%
Bunge Ltd.		53,100	2,308,893	2,794,122
Kraft Foods Inc.		103,500	3,368,223	3,166,065
			5,677,116	5,960,187
Home Products	2.21%
Colgate Palmolive Co.		65,100	3,664,481	3,436,629

TOTAL CONSUMER STAPLES			9,341,597	9,396,816

ENERGY	13.80%
Exploration & Production	6.59%
Occidental Petroleum Corp.		62,100	3,532,615	5,305,203
XTO Energy Inc.		109,100	3,461,430	4,944,412
			6,994,045	10,249,615

Integrated Oils	4.61%
Marathon Oil Corp.+		63,600	2,574,274	4,383,948
Suncor Energy Inc.		46,200	1,587,360	2,796,486
			4,161,634	7,180,434

Oil Services	2.60%
Transocean Inc.*		65,900	2,313,538	4,040,329

TOTAL ENERGY			13,469,217	21,470,378

FINANCIALS	20.74%
Integrated Financial Services	3.70%
Citigroup Inc.+		126,500	5,687,653	5,758,280

Property Casualty Insurance	1.09%
American International Group		27,400	1,688,793	1,697,704

Regional Banks	4.11%
US Bancorp		74,100	2,125,950	2,080,728
Bank of America Corp.		54,900	2,562,138	2,311,290
Wachovia Corp.		41,900	2,035,935	1,994,021
			6,724,023	6,386,039
Securities & Asset Management	6.98%
Goldman Sachs Group Inc.		16,500	1,602,510	2,006,070
Merrill Lynch & Company Inc.+		85,700	4,799,860	5,257,695
Morgan Stanley & Co.		66,800	3,560,580	3,603,192
			9,962,950	10,866,957
Specialty Finance	2.96%
Countrywide Financial Corp.		91,900	3,199,067	3,030,862
Freddie Mac+		27,800	1,812,084	1,569,588
			5,011,151	4,600,450
Thrifts	1.90%
Washington Mutual Inc.+		75,500	2,999,670	2,961,110

TOTAL FINANCIALS			32,074,240	32,270,540

MEDICAL- HEALTHCARE	18.87%
Medical Technology	2.00%
Medtronic Inc.		58,100	2,935,738	3,115,322

Pharmaceuticals	16.87%
Abbott Laboratories+		131,000	5,545,540	5,554,400
Amgen Inc.*+		61,000	3,514,229	4,859,870
Barr Pharmaceuticals Inc.*		66,100	3,145,948	3,630,212
Pfizer Inc.+		173,460	5,168,119	4,331,296
Teva Pharmaceutical Industries Ltd.		235,700	6,717,348	7,877,094
			24,091,184	26,252,872

TOTAL MEDICAL - HEALTHCARE			27,026,922	29,368,194

TECHNOLOGY	13.69%
Computer Software	8.78%
International Business Machines Corp.		46,100	3,686,467	3,698,142
Microsoft Corp.+		273,400	8,047,855	7,034,582
Verisign Inc.*		136,600	3,438,364	2,919,142
			15,172,686	13,651,866
Semiconductors	4.91%
Altera Corp.*+		66,900	1,491,596	1,278,459
Intel Corp.		158,500	4,249,519	3,907,025
Maxim Integrated Products Inc.		57,600	2,214,780	2,456,640
			7,955,895	7,642,124

TOTAL TECHNOLOGY			23,128,581	21,293,990

TRANSPORTATION	2.63%
Railroads	2.63%
Norfolk Southern Corp.		101,000	3,598,366	4,096,560

TOTAL TRANSPORTATION			3,598,366	4,096,560

TOTAL COMMON STOCKS			160,572,094	169,524,750

SHORT-TERM INVESTMENTS	1.64%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares		2,556,640	2,556,640	2,556,640

TOTAL SHORT-TERM INVESTMENTS			2,556,640	2,556,640

TOTAL INVESTMENTS	110.58%		163,128,734	172,081,390

Liabilities in Excess of Other Assets	-10.58%			(16,474,927)

NET ASSETS	100.00%			$155,606,463

* Denotes non-income producing security.
+	A portion of the shares held in this security are pledged as collateral for the borrowings under the loan agreement.

See accompanying notes to the statement of investments.

BLUE CHIP VALUE FUND
NOTES TO STATEMENT OF INVESTMENTS
September 30, 2005 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Blue Chip Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its statement of investments.

Security Valuation-All securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open. Listed securities are generally valued at the last sales price as of the close of regular trading on  the NYSE. Securities traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") are generally valued at the NASDAQ Official Closing Price ("NOCP"). In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Directors.  Factors which may be considered when determining the fair value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Investment Transactions-Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investment are determined on the "specific identification" basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income, which includes interest earned on money market funds, is accrued and recorded daily.

Use of Estimates-The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures made in the accompanying notes to the financial statements. Actual results could differ from those estimates.

2. UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS  (TAX BASIS)

As of September 30, 2005:

Gross appreciation (excess of value over tax cost)	$ 9,425,529
Gross depreciation (excess of tax cost over value)	(710,394)
Net unrealized appreciation	$ 8,715,135
Cost of investments for income tax purposes	$163,366,255

3. LOAN OUTSTANDING

On November 12, 2003 an agreement with Custodial Trust Company, an affiliate of Bear Stearns, was reached, in which the Fund may borrow from the Custodial Trust Company an aggregate amount of up to the lesser of $15,000,000 or the maximum amount the Fund is permitted to borrow under the Investment Company Act of 1940. The interest rate resets monthly at 30-day LIBOR plus 1.00%. The borrowings under the Custodial Trust Company loan are secured by pledging a portion of the Fund's portfolio securities as collateral. The initial value of the portfolio securities pledged must equal twice the amount of the loan outstanding.

Details of the loan outstanding are as follows:

		Average for
		Nine Months
	As of	Ended
	September 30,	September 30,
	2005	2005
Loan outstanding	$14,000,000	$12,236,522
Interest rate	4.83%*	4.04%
% of Fund's total assets	7.99%	6.98%
Amount of debt per share outstanding	$ 0.51	$ 0.45
Number of shares outstanding (in thousands)	27,529	27,416**

*Annualized

**Weighted average

Item 2 - Controls and Procedures.

(a)        The registrant's  Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BLUE CHIP VALUE FUND, INC.

By: /s/ Todger Anderson
Todger Anderson
President / Principal Executive Officer

Date: November 29, 2005

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Todger Anderson
Todger Anderson
President / Principal Executive Officer

Date: November 29, 2005

By: /s/ Jasper R. Frontz
Jasper R. Frontz
Treasurer / Principal Financial Officer

Date: November 29, 2005